Stock Awards	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 7.  Stock Awards

The Company has awards outstanding under 3 plans: the 2003 Incentive Stock Plan (the “2003 Plan”), the 2007 Stock Option Plan (the “2007 Plan”) and the 2008 Stock Incentive Plan (the “2008 Plan”) (collectively, the “Plans”). In addition, there are 249,000 inducement options and 50,000 inducement restricted stock units outstanding that were awarded to executive officers on August 27, 2014 and May 12, 2015, not covered by the Plans, with the same standard terms as non-qualified stock options or restricted stock units awarded under the 2008 Plan. Under the 2003 Plan and 2007 Plan, incentive stock options, nonqualified stock options, restricted stock and restricted stock units could be granted. Awards vested over varying periods, as specified by the Company’s Board of Directors for each grant, and are exercisable for a maximum period of ten years after date of grant. Both of these plans have been frozen, resulting in no further shares being available for grant.

The Company presently issues most of its awards under the 2008 Plan, initially adopted by the Company’s stockholders on June 5, 2008, and subsequently amended to authorize the issuance of additional shares of the Company’s common stock. The purpose of the 2008 Plan is to provide an incentive to retain the employment of directors, officers, consultants, advisors and employees of the Company, to attract new personnel whose training, experience and ability are considered valuable, to encourage the sense of proprietorship, and to stimulate the active interest of such persons in the Company’s development and financial success.

Under the 2008 Plan, the Company is authorized to issue incentive stock options, non-qualified stock options, restricted stock and restricted stock units. Awards that expire or are canceled generally become available for issuance again under the 2008 Plan. The number of shares of the Company’s common stock available under the 2008 Plan will be subject to adjustment in the event of a stock split, stock dividend or other extraordinary dividend, or other similar change in the Company’s common stock or capital structure. Awards may vest over varying periods, as specified by the Company’s Board of Directors for each grant, and have a maximum term of seven years from the grant date. The 2008 Plan is administered by the Company’s Board of Directors.

The Company has issued both options and restricted stock (including restricted stock units), mostly under the Plans. Restricted stock grants afford the recipient the opportunity to receive shares of common stock, subject to certain terms, whereas options give them the right to purchase common stock at a set price. Both the Company’s options and restricted stock issued to employees generally have vesting restrictions that are eliminated over three or four years, although vesting may be over a shorter period, or may occur on the grant date, depending on the terms of each individual award.

A summary of stock option and restricted stock transactions in the six months ended June 30, 2015, is as follows:

		Stock Options		Restricted Stock
	Shares Available for Grant	Number of Options Outstanding	Weighted Average Exercise Price	Number of Shares Outstanding	Weighted Average Grant-Date Fair Value
		(in thousands, except per share amounts)
Balance at January 1, 2015	895	188	$27.35	225	$4.54
Granted	(499)	361	$3.43	337	$4.03
Vested	—	—	$—	(71)	$4.54
Forfeited	37	—	$—	(13)	$4.53
Canceled	1	(1)	$278.32	—	$—
Balance at June 30, 2015	434	548	$11.34	478	$4.18

No options were exercised during the six months ended June 30, 2015 or 2014. The aggregate intrinsic value of options outstanding and exercisable at June 30, 2015, was nil, based on our common stock closing price of $3.15. Aggregate intrinsic value is the total pretax amount (i.e., the difference between the Company’s stock price and the exercise price) that would have been received by the option holders had all their in-the-money options been exercised.

The weighted average grant date fair value of the options awarded in the six months ended June 30, 2015 and 2014, was estimated to be $2.56 and $9.86, respectively, using grant date closing stock prices ranging from  $3.19 to $3.78 on award dates in 2015 and $14.00 on the award date in 2014, and based on the following assumptions:

	Six months ended June 30,
	2015	2014
Risk-free interest rate	1.25% - 1.44%	1.43%
Expected remaining term	3.55 - 4.50 Years	4.75 Years
Expected volatility	106.11% - 119.36%	93.89%
Dividend yield	—%	—%

The amounts expensed for stock-based compensation totaled $213,000 and $688,000 for the three months ended June 30, 2015 and 2014, respectively, and $959,000 and $760,000 for the six months ended June 30, 2015 and 2014, respectively.

At June 30, 2015, the total stock-based compensation cost not yet recognized, net of estimated forfeitures, was $2,084,000. This cost is expected to be recognized over an estimated weighted average amortization period of 2.51 years. No amounts related to stock-based compensation costs have been capitalized. The tax benefit and the resulting effect on cash flows from operating and financing activities related to stock-based compensation costs were not recognized as the Company currently provides a full valuation allowance for all of its deferred taxes.

NOTE 10.  Stock Awards

The Company has awards outstanding under three plans - the 2003 Incentive Stock Plan (the “2003 Plan”), the 2007 Stock Option Plan (the “2007 Plan”) and the 2008 Stock Incentive Plan (the “2008 Plan”) (collectively, the “Plans”). In addition, there are 98,932 inducement options outstanding that were awarded to executive officers on August 27, 2014, not covered by the Plans, with the same standard terms as non-qualified stock options awarded under the 2008 Plan. Under the 2003 Plan and 2007 Plan, incentive stock options, non-qualified stock options, restricted stock and restricted stock units could be granted. Awards vested over varying periods, as specified by the Company’s Board of Directors for each grant, and are exercisable for a maximum period of ten years after date of grant. Both of these plans have been frozen, resulting in no further shares being available for grant.

The Company presently issues most of its awards under the 2008 Plan, initially adopted by the Company’s stockholders on June 5, 2008, and subsequently amended to authorize the issuance of additional shares of the Company’s common stock. This includes amendments adopted by the Company’s stockholders on May 29, 2014, which increased the total number of shares authorized for issuance from 14,589 to 314,589, and on November 17, 2014, which further increased the total number of shares authorized for issuance from 314,589 to 1,214,589. The purpose of the 2008 Plan is to provide an incentive to retain the employment of directors, officers, consultants, advisors and employees of the Company, to attract new personnel whose training, experience and ability are considered valuable, to encourage the sense of proprietorship, and to stimulate the active interest of such persons in the Company’s development and financial success. Under the 2008 Plan, the Company is authorized to issue incentive stock options, non-qualified stock options, restricted stock and restricted stock units. Awards that expire or are canceled generally become available for issuance again under the 2008 Plan. The number of shares of the Company’s common stock available under the 2008 Plan will be subject to adjustment in the event of a stock split, stock dividend or other extraordinary dividend, or other similar change in the Company’s common stock or capital structure. Awards may vest over varying periods, as specified by the Company’s Board of Directors for each grant, and have a maximum term of seven years from the grant date. The 2008 Plan is administered by the Company’s Board of Directors.

The Company has issued both options and restricted stock (including restricted stock units), mostly under the Plans. Restricted stock grants afford the recipient the opportunity to receive shares of common stock, subject to certain terms, whereas options give them the right to purchase common stock at a set price. Both the Company’s options and restricted stock issued to employees generally have vesting restrictions that are eliminated over three or four years, although vesting may be over a shorter period, or may occur on the grant date, depending on the terms of each individual award.

The weighted average grant date fair value of options awarded in the years ended December 31, 2014 and 2013, was $6.33 and $37.25, respectively. These fair values were estimated using the following assumptions (see also Note 13):

	Year Ended December 31,
	2014	2013

Risk-free interest rate	1.43% - 1.57%	0.71% - 1.22%
Expected term	4.75 Years	4.75 Years
Expected volatility	93.89% - 105.79%	96.73% - 108.14%
Dividend yield	0%	0%

A summary of stock option and restricted stock transactions in the two years ended December 31, 2014, is as follows:

		Stock Options		Restricted Stock
			Weighted		Weighted
	Shares	Number of	Average	Number of	Average
	Available	Options	Exercise	Awards	Grant-Date
	For Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2013	2,951	11,489	$416.70	6	$139.15
Granted	(1,887)	1,887	$49.50	—	$—
Vested	—	—	$—	(6)	$139.15
Forfeited	1,247	(1,247)	$106.67	—	$—
Canceled	468	(776)	$937.83	—	$—

Balance at December 31, 2013	2,779	11,353	$353.92	—	$—
2008 Plan Amendments	1,200,000	—	—	—	$—
Granted	(320,970)	178,490	$8.79	241,412	$4.80
Vested	—	—	$—	(6,412)	$14.00
Forfeited	10,604	(604)	$80.10	(10,000)	$4.57
Canceled	1,994	(2,027)	$204.66	—	$—

Balance at December 31, 2014	894,407	187,212	$27.35	225,000	$4.54

The following table summarizes information concerning outstanding options as of December 31, 2014:

		Weighted
		Average	Weighted
		Remaining	Average	Aggregate
	Number of	Contractual	Exercise	Intrinsic
Options	Shares	Life (in Years)	Price	Value

Outstanding	187,212	6.43	$27.35	$—
Vested and expected to vest	171,389	6.41	$29.40	$—
Exercisable	80,778	6.17	$55.35	$—

The aggregate intrinsic value in the preceding table represents the total pre-tax value (i.e., the difference between the Company’s stock price and the exercise price) of stock options outstanding as of December 31, 2014, based on our common stock closing price of $3.00, which would have been received by the option holders had all their in-the-money options been exercised as of that date.

The grant date fair value of options vested in the years ended December 31, 2014 and 2013, was $899,022 and $396,304, respectively. No options were exercised during the two years ended December 31, 2014. The total fair value of restricted stock vested in the years ended December 31, 2014 and 2013, was $19,236 and $179, respectively.

The amounts expensed for stock-based compensation totaled $1,193,708 and $321,223 for the years ended December 31, 2014 and 2013, respectively.

At December 31, 2014, the total stock-based compensation cost not yet recognized, net of estimated forfeitures, was $1,085,824. This cost is expected to be recognized over an estimated weighted average amortization period of 2.27 years. No amounts related to stock-based compensation costs have been capitalized. The tax benefit and the resulting effect on cash flows from operating and financing activities related to stock-based compensation costs were not recognized as the Company currently provides a full valuation allowance for all of its deferred taxes.